Acquisition, restructuring and management fee costs - Additional Information (Details) - Sentinel Capital Partners [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Aacquisition costs and management fees	$ 23,275
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Director Compensation	$ 90